Intangible assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 500	$ 663
Land use right of factory land in Xinxing, Guangdong, PRC	1,100	1,150
Total	$ 1,600	$ 1,813